UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

December 31, 2012

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 27.2%

	Capital Markets – 2.7%

75,432	Deutsche Bank Capital Funding Trust I	7.350%	BBB	$1,891,080

298,051	Deutsche Bank Capital Funding Trust V	8.050%	BBB	8,139,773

180,000	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	4,509,000

179,600	Morgan Stanley Capital Trust IV	6.250%	BB+	4,488,204

128,635	Morgan Stanley Capital Trust VI	6.600%	BB+	3,241,602

132,715	Morgan Stanley Capital Trust VII	6.600%	BB+	3,324,511

126,621	Morgan Stanley Capital Trust VIII	6.450%	BB+	3,151,597
	Total Capital Markets			28,745,767
	Commercial Banks – 4.8%

200,000	Barclays Bank PLC	7.100%	BB+	5,012,000

284,704	Barclays Bank PLC	8.125%	BBB	7,240,023

985,480	PNC Financial Services	6.125%	BBB	27,307,651

150,000	Private Bancorp Incorporated	7.125%	N/R	3,847,500

283,670	Regions Financial Corporation	6.375%	BB	7,009,486
	Total Commercial Banks			50,416,660
	Consumer Finance – 0.8%

332,000	Discover Financial Services	6.500%	BB	8,383,000
	Diversified Financial Services – 6.5%

147,753	Citigroup Inc.	8.125%	BB	4,209,483

683,187	Countrywide Capital Trust III	7.000%	BB+	17,209,481

6,281	ING Groep N.V.	6.125%	BBB–	150,179

18,031	ING Groep N.V.	6.200%	BBB–	440,317

134,010	ING Groep N.V.	6.375%	BBB–	3,241,702

58,482	ING Groep N.V.	7.050%	BBB–	1,462,635

291,818	ING Groep N.V.	7.200%	BBB–	7,318,795

823,155	ING Groep N.V.	7.375%	BBB–	20,570,643

552,868	ING Groep N.V.	8.500%	BBB–	14,147,892
	Total Diversified Financial Services			68,751,127
	Insurance – 11.2%

266,764	Aegon N.V.	6.375%	Baa1	6,711,782

48,646	Aegon N.V.	6.500%	Baa1	1,209,826

486,648	Aegon N.V.	7.250%	Baa1	12,200,265

126,070	Aegon N.V.	8.000%	Baa1	3,527,439

508,008	Allianz SE, (3)	8.375%	A+	13,017,705

509,480	Arch Capital Group Limited	6.750%	BBB	13,669,348

74,025	Aspen Insurance Holdings Limited	7.250%	BBB–	1,937,975

868,827	Axis Capital Holdings Limited	6.875%	BBB	23,197,681

595,781	Endurance Specialty Holdings Limited	7.500%	BBB–	15,883,521

189,015	Hartford Financial Services Group Inc.	7.875%	BB+	5,426,621

485,250	Maiden Holdings Limited	8.250%	BB	12,621,353

285,000	Reinsurance Group of America Inc.	6.200%	BBB	7,726,350

13,937	Selective Insurance Group	7.500%	Baa3	353,582
	Total Insurance			117,483,448

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value

	Real Estate Investment Trust – 0.5%

64,000	National Retail Properties Inc.	6.625%		Baa3	$1,699,200

141,067	Vornado Realty Trust	6.875%		BBB–	3,804,577
	Total Real Estate Investment Trust				5,503,777
	U.S. Agency – 0.7%

18,600	Cobank Agricultural Credit Bank, (3)	11.000%		A–	957,320

107,000	Cobank Agricultural Credit Bank, (3)	11.000%		A–	5,928,474
	Total U.S. Agency				6,885,794
	Total $25 Par (or similar) Preferred Securities (cost $251,993,147)				286,169,573

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 0.0%

	California – 0.0%

$155	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$153,712

100	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13		No Opt. Call	N/R	100,411
$255	Total Taxable Municipal Bonds (cost $255,000)				254,123

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 2.5%

	Insurance – 2.5%

$3,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	$4,228,221

2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	2,459,358

7,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	10,145,047

7,000	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	7,245,000

2,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	1,911,702
$21,710	Total Corporate Bonds (cost $22,040,041)				25,989,328

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 69.6%

	Capital Markets – 1.0%

10,000	Aberdeen Asset Management PLC	7.900%	N/A (5)	N/R	$10,150,000
	Commercial Banks – 17.4%

15,125	Abbey National Capital Trust I	8.963%	N/A (5)	BBB–	17,147,969

480	Banco Santander Finance	10.500%	N/A (5)	BB	504,052

9,149	Barclays Bank PLC, 144A	10.179%	6/12/21	A–	12,455,632

6,900	Barclays Bank PLC	6.278%	N/A (5)	BBB	6,620,026

16,050	BNP Paribas, 144A	7.195%	N/A (5)	BBB	16,451,250

200	Cobank Agricultural Credit Bank	6.250%	N/A (5)	A–	20,831,260

1,918	HSBC Capital Funding LP	10.176%	N/A (5)	BBB+	2,627,660

2	Nuveen Investments

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Commercial Banks (continued)

30,060		Rabobank Nederland, 144A	11.000%	N/A (5)	A–	$40,656,150

1,000		Republic New York Capital I	7.750%	11/15/26	BBB+	1,018,750

730		Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	785,447

—	(6)	Union Planters Preferred Fund, 144A	7.750%	N/A (5)	BB	19,612,250

39,014		Wells Fargo & Company, Series K	7.980%	N/A (5)	BBB+	44,768,565
		Total Commercial Banks				183,479,011
		Diversified Financial Services – 10.4%

14,570		Bank of America Corporation	8.000%	N/A (5)	BB+	16,115,586

3,955		Citigroup Capital III	7.625%	12/01/36	BB+	4,218,518

10,720		Citigroup Inc.	5.950%	N/A (5)	BB	10,854,000

25,800		General Electric Capital Corporation	7.125%	N/A (5)	AA–	29,161,482

42,895		JPMorgan Chase & Company	7.900%	N/A (5)	BBB	48,600,464
		Total Diversified Financial Services				108,950,050
		Electric Utilities – 0.5%

49		Southern California Edison Company	6.500%	N/A (5)	Baa2	5,125,096
		Insurance – 34.3%

20,465		American International Group, Inc.	8.175%	5/15/58	BBB	26,655,663

8,700		Aviva PLC, Reg S	8.250%	N/A (5)	Baa1	9,449,392

40,198		AXA SA, 144A	6.379%	N/A (5)	Baa1	39,394,040

36,549		Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	36,457,628

6,865		Cloverie PLC Zurich Insurance	8.250%	N/A (5)	A	7,898,347

2,400		Dai-Ichi Mutual Life, 144A	7.250%	N/A (5)	A3	2,735,678

47,430		Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB	37,944,000

38,940		Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	35,727,450

5,000		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A–	5,175,000

29,179		Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	43,476,704

11,000		Lincoln National Corporation	7.000%	5/17/66	BBB	11,247,500

31,206		MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	43,064,280

1,000		MetLife Inc.	10.750%	8/01/39	BBB	1,510,000

3,492		Nationwide Financial Services Inc.	6.750%	5/15/37	Baa2	3,639,537

855		Prudential PLC	6.500%	N/A (5)	A–	856,539

11,705		Prudential PLC	7.750%	N/A (5)	A–	12,658,958

21,444		Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	22,132,910

20,290		White Mountains Re Group Limited	7.506%	N/A (5)	BB+	20,938,874
		Total Insurance				360,962,500
		Real Estate Investment Trust – 2.3%

19		Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	Ba1	23,751,369
		U.S. Agency – 3.7%

18,925		AgFirst Farm Credit Bank	7.300%	N/A (5)	A–	18,923,108

16		Farm Credit Bank of Texas	10.000%	N/A (5)	A3	19,623,516
		Total U.S. Agency				38,546,624
		Total Capital Preferred Securities (cost $662,938,169)				730,964,650

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.0%

$477	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $477,283, collateralized by $470,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $490,189	0.010%	1/02/13	$477,283
	Total Short-Term Investments (cost $477,283)			477,283
	Total Investments (cost $937,703,640) – 99.3%			1,043,854,957
	Other Assets Less Liabilities – 0.7% (7)			7,643,578
	Net Assets – 100%			$1,051,498,535

Investments in Derivatives as of December 31, 2012

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Barclays PLC	$50,000,000	Receive	3-Month USD-LIBOR	2.758%	Semi-Annually	11/06/14	11/06/34	$1,212,000

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Preferred Securities	$266,266,074	$19,903,499	$—	$286,169,573
Taxable Municipal Bonds	—	254,123	—	254,123
Corporate Bonds	—	25,989,328	—	25,989,328
Capital Preferred Securities	—	730,964,650	—	730,964,650
Short-Term Investments:
Repurchase Agreements	—	477,283	—	477,283
Derivatives:
Forward Swaps*	—	1,212,000	—	1,212,000
Total	$266,266,074	$778,800,883	$—	$1,045,066,957
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for

4	Nuveen Investments

investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps	$1,212,000	—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2012, the cost of investments (excluding investments in derivatives) was $941,324,526.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$106,178,680
Depreciation	(3,648,249)
Net unrealized appreciation (depreciation) of investments	$102,530,431

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Principal Amount (000) rounds to less than $1,000.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/A	Not applicable.
N/R	Not rated.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund

December 31, 2012

Shares	Description (1)			Value

	COMMON STOCKS – 6.8%

	Automobiles – 0.9%

1,000	General Motors Company			$28,830
	Capital Markets – 2.7%

2,600	Ares Capital Corporation			45,500

3,200	Medley Capital Corporation			46,592
	Total Capital Markets			92,092
	Diversified Financial Services – 0.7%

600	Citigroup Inc.			23,736
	Insurance – 0.4%

400	American International Group			14,120
	Oil, Gas & Consumable Fuels – 0.4%

400	Canadian Natural Resources Limited			11,548
	Real Estate Investment Trust – 1.7%

1,000	Penn Real Estate Investment Trust			25,310

1,300	PennyMac Mortgage Investment Trust			32,877
	Total Real Estate Investment Trust			58,187
	Total Common Stocks (cost $221,498)			228,513

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 65.6%

	Capital Markets – 6.6%

1,225	Allied Capital Corporation	6.875%	BBB	$30,478

1,225	Apollo Investment Corporation	6.625%	BBB	29,033

200	Gladstone Investment Corporation	7.125%	N/R	5,176

950	Goldman Sachs Group Inc.	5.950%	BB+	23,731

850	Hercules Technology Growth Capital Incorporated	7.000%	N/R	21,318

400	Hercules Technology Growth Capital Incorporated	7.000%	N/A	10,032

100	Horizon Technology Finance Corporation	7.375%	N/A	2,552

300	Medley Capital Corporation	7.125%	N/A	7,749

2,600	Solar Capital Limited	6.750%	BBB–	59,696

1,250	Triangle Capital Corporation	6.375%	N/A	30,313

77	Triangle Capital Corporation	7.000%	N/R	2,025
	Total Capital Markets			222,103
	Commercial Banks – 13.8%

900	Associated Banc-Corp.	8.000%	BB+	24,750

1,800	BB&T Corporation	5.625%	BBB	45,864

1,000	First Naigara Finance Group	8.625%	BB+	28,450

800	First Republic Bank of San Francisco	6.200%	BBB	20,880

400	GMAC LLC	7.300%	BB–	9,996

1,200	HSBC Holdings PLC	8.000%	BBB+	33,072

2,000	PNC Financial Services	6.125%	BBB	55,420

600	Private Bancorp Incorporated	7.125%	N/A	15,390

500	TCF Financial Corporation	7.500%	BB	13,145

1,250	TCF Financial Corporation	6.450%	BB	30,563

2,000	U.S. Bancorp.	6.500%	BBB+	57,280

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

December 31, 2012

Shares	Description (1)	Coupon	Ratings (2)	Value

	Commercial Banks (continued)

1,250	Webster Financial Corporation	6.400%	Ba1	$31,213

2,775	Zions Bancorporation	9.500%	BB	71,817

880	Zions Bancorporation	7.900%	BB	26,330
	Total Commercial Banks			464,170
	Consumer Finance – 5.4%

1,400	Discover Financial Services	6.500%	BB	35,350

1,500	GMAC LLC	7.250%	BB–	37,500

3,100	HSBC Finance Corporation	6.360%	A	77,686

1,275	SLM Corporation	6.000%	BBB–	30,575
	Total Consumer Finance			181,111
	Diversified Financial Services – 3.2%

900	Bank of America Corporation	8.200%	BB+	23,040

2,000	Citigroup Inc.	8.500%	BB	51,200

300	KCAP Financial Inc.	7.375%	N/A	7,605

1,000	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	25,050
	Total Diversified Financial Services			106,895
	Electric Utilities – 0.4%

500	SCE Trust I	5.625%	BBB+	12,900
	Insurance – 8.9%

1,660	American Financial Group	7.000%	BBB+	44,538

800	Argo Group US Inc.	6.500%	BBB–	19,912

1,100	Aspen Insurance Holdings Limited	7.401%	BBB–	28,875

1,000	Aspen Insurance Holdings Limited	7.250%	BBB–	26,180

800	Axis Capital Holdings Limited	6.875%	BBB	21,360

2,500	Endurance Specialty Holdings Limited	7.750%	BBB–	66,225

1,900	Principal Financial Group	6.518%	BBB	48,906

1,000	Prudential Financial Inc.	9.000%	BBB+	25,820

700	Reinsurance Group of America Inc.	6.200%	BBB	18,977
	Total Insurance			300,793
	Multi-Utilities – 3.6%

2,000	DTE Energy Company	6.500%	BBB–	54,580

2,500	Scana Corporation	7.700%	BBB–	67,925
	Total Multi-Utilities			122,505
	Oil, Gas & Consumable Fuels – 1.7%

1,000	Magnum Hunter Resources Corporation	10.250%	BB–	25,290

725	Magnum Hunter Resources Corporation	8.000%	N/A	30,486
	Total Oil, Gas & Consumable Fuels			55,776
	Real Estate Investment Trust – 21.9%

1,225	AG Mortgage Investment Trust	8.000%	N/A	30,564

1,825	Annaly Capital Management	7.625%	N/A	45,808

700	Apartment Investment & Management Company	7.000%	BB	18,039

500	Apollo Commercial Real Estate Finance	8.625%	N/A	13,075

900	Apollo Residential Mortgage Inc.	8.000%	N/A	22,311

1,750	Ashford Hospitality Trust Inc.	9.000%	N/A	46,900

8	Nuveen Investments

Shares	Description (1)		Coupon	Ratings (2)	Value

	Real Estate Investment Trust (continued)

1,250	Cedar Shopping Centers Inc., Series A		7.250%	N/A	$30,563

800	Chesapeake Lodging Trust		7.750%	N/A	21,184

1,250	Coresite Realty Corporation		7.250%	N/A	31,513

1,000	CYS Investments Inc.		7.750%	N/A	24,970

1,225	DDR Corporation		6.500%	Ba1	29,964

2,600	Dupont Fabros Technology		7.875%	Ba2	69,108

300	Dynex Capital Inc.		8.500%	N/A	7,677

1,225	First Potomac Realty Trust		7.750%	N/R	31,446

1,100	Hatteras Financial Corporation		7.625%	N/A	27,467

600	Inland Real Estate Corporation		8.125%	N/R	15,630

1,000	Invesco Mortgage Capital Inc.		7.750%	N/A	24,940

1,225	Northstar Realty Finance Corporation		8.875%	N/A	30,135

1,300	Northstar Realty Finance Corporation		8.250%	N/R	30,732

1,250	Retail Properties of America		7.000%	N/A	30,813

1,500	Senior Housing Properties Trust		5.625%	BBB–	36,915

600	Strategic Hotel Capital Inc., Series B		8.250%	N/R	15,000

600	Strategic Hotel Capital Inc., Series C		8.250%	N/R	14,634

1,250	Summit Hotel Properties Inc.		7.875%	N/A	31,875

700	Urstadt Biddle Properties		7.125%	N/A	18,190

875	Winthrop Realty Trust Inc.		9.250%	N/R	23,133

600	Winthrop Realty Trust Inc., (3)		7.750%	N/A	15,431
	Total Real Estate Investment Trust				738,017
	Thrifts & Mortgage Finance – 0.1%

175	Everbank Financial Corporation		6.750%	N/A	4,235
	Total $25 Par (or similar) Preferred Securities (cost $2,112,138)				2,208,505

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 8.0%

	Commercial Banks – 1.5%

$250	Cobank Agricultural Credit Bank, (4)	6.250%	12/31/49	A–	$26,039

20	Wells Fargo & Company	7.500%	12/31/49	BBB+	24,500
270	Total Commercial Banks				50,539

	Diversified Financial Services – 4.0%

22	Bank of America Corporation	7.250%	12/31/49	BB+	24,970

100	General Electric Capital Corporation, (4)	6.250%	12/31/49	AA–	108,898
122	Total Diversified Financial Services				133,868

	Insurance – 2.5%

24	American International Group, Inc., (4)	8.175%	5/15/58	BBB	31,260

25	Liberty Mutual Group, 144A, (4)	7.800%	3/15/37	Baa3	27,813

18	Symetra Financial Corporation, 144A, (4)	8.300%	10/15/37	BB+	18,578

6	Prudential PLC, (4)	7.750%	12/29/49	A–	6,489
73	Total Insurance				84,140
$465	Total Capital Preferred Securities (cost $244,188)				268,547

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 2.1%

	Insurance – 1.6%

$10	Hartford Life Inc.	7.650%	6/15/27	BBB–	$12,768

32	Protective Life Corporation	8.450%	10/15/39	A–	41,733
42	Total Insurance				54,501
	Media – 0.5%

18	RR Donnelley & Son Company	8.250%	3/15/19	BB	18,180
$60	Total Corporate Bonds (cost $72,092)				72,681

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 9.0%

$152	U.S. Treasury Notes	1.250%	8/31/13	Aaa	$151,964

152	U.S. Treasury Notes	1.250%	9/30/13	Aaa	151,959
$304	Total U.S. Government and Agency Obligations (cost $303,953)				303,923

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 7.2%

$244	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $243,875, collateralized by $240,000 U.S. Treasury Notes, 1.500%, due 7/31/16, value $250,309	0.010%	1/02/13		$243,875
	Total Short-Term Investments (cost $243,875)				243,875
	Total Investments (cost $3,197,744) – 98.7%				3,326,044
	Other Assets Less Liabilities – 1.3% (5)				44,381
	Net Assets – 100%				$3,370,425

Investments in Derivatives as of December 31, 2012

Call Options Written outstanding:

Number of Contracts	Type	Notional Amount (6)	Expiration Date	Strike Price	Value (5)
	Call Options Written – (0.0)%
(6)	Citigroup Inc.	$(24,600)	3/16/13	$41.0	$(1,095)
(6)	Total Call Options Written (premiums received $942)	$(24,600)			$(1,095)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$228,513	$—	$—	$228,513
$25 Par (or similar) Preferred Securities	2,193,074	15,431	—	2,208,505
Capital Preferred Securities	49,470	219,077	—	268,547
Corporate Bonds	—	72,681	—	72,681
U.S. Government and Agency Obligations	—	303,923	—	303,923
Short-Term Investments:
Repurchase Agreements	—	243,875	—	243,875
Derivatives:
Call Options Written	(1,095)	—	—	(1,095)
Total	$2,469,962	$854,987	$—	$3,324,949

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(1,095)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Flexible Income Fund (continued)

December 31, 2012

of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31,2012, the cost of investments (excluding investments in derivatives) was $3,208,723.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$140,354
Depreciation	(23,033)
Net unrealized appreciation (depreciation) of investments	$117,321

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(4)	For fair value measurement disclosure purposes, Capital Preferred Securities categorized as Level 2.

(5)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not available.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

12	Nuveen Investments

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 93.3%

	U.S. Government and Agency Obligations – 47.6%

$1,500	Fannie Mae Notes	0.000%	6/03/13	AA+	$1,499,367

1,250	Federal Home Loan Mortgage Corporation Notes	0.000%	1/22/13	AA+	1,249,986

1,475	U.S. Treasury Bills	0.000%	5/02/13	Aaa	1,474,583

1,500	U.S. Treasury Bills	0.000%	9/19/13	Aaa	1,498,620
5,725	Total U.S. Government and Agency Obligations				5,722,556
	Repurchase Agreements – 45.7%

876	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $875,706, collateralized by $900,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $894,360	0.010%	1/02/13	N/A	875,705

4,621	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/12, repurchase price $4,620,953, collateralized by $4,520,000 U.S. Treasury Notes, 1.750%, due 7/31/15, value $4,717,443	0.010%	1/02/13	N/A	4,620,950
$5,497	Total Repurchase Agreements				5,496,655
	Total Short-Term Investments (cost $11,218,111)				11,219,211
	Total Investments (cost $11,218,111) – 93.3%				11,219,211
	Other Assets Less Liabilities – 6.7% (3)				811,962
	Net Assets – 100%				$12,031,173

Investments in Derivatives as of December 31, 2012

Futures Contracts outstanding:

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	March 2013	2	$219,780	$8,206

	ICE Brent Crude Oil Futures Contract	Long	May 2013	5	542,350	1,855

	NYMEX Crude Oil Futures Contract	Long	March 2013	2	184,540	11,060

	NYMEX Crude Oil Futures Contract	Long	May 2013	13	1,211,080	23,948

	NYMEX Crude Oil Futures Contract	Long	July 2013	2	187,400	2,086
	Total Crude Oil				2,345,150	47,155
	Gas Oil

	ICE Gas Oil Futures Contract	Long	February 2013	2	185,400	11
	Gasoline

	NYMEX Gasoline RBOB Futures Contract	Long	March 2013	4	464,285	7,065
	Heating Oil

	NYMEX Heating Oil Futures Contract	Long	March 2013	4	506,822	5,219
	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	April 2013	20	680,600	(50,806)
	Total Energy				4,182,257	8,644
Industrial Metals	Aluminum

	LME Aluminum High Grade Futures Contract	Long	January 2013	6	306,975	3,742

	LME Aluminum High Grade Futures Contract	Short	January 2013	(6)	(306,975)	6,138

	LME Aluminum High Grade Futures Contract	Long	May 2013	11	574,337	(7,546)
	Total Aluminum				574,337	2,334

Nuveen Investments	13

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

December 31, 2012

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

	Copper

	CEC Copper High Grade Futures Contract	Long	March 2013	7	$639,187	$25,425

	LME Copper Futures Contract	Long	March 2013	3	594,769	8,719
	Total Copper				1,233,956	34,144
	Lead

	LME Lead Futures Contract	Long	March 2013	2	116,350	3,644
	Nickel

	LME Nickel Futures Contract	Long	January 2013	1	102,048	5,508

	LME Nickel Futures Contract	Short	January 2013	(1)	(102,048)	4,152

	LME Nickel Futures Contract	Long	March 2013	2	204,684	(5,736)
	Total Nickel				204,684	3,924
	Zinc

	LME Zinc Futures Contract	Long	January 2013	2	102,725	8,644

	LME Zinc Futures Contract	Short	January 2013	(2)	(102,725)	(63)

	LME Zinc Futures Contract	Long	May 2013	3	157,087	483
	Total Zinc				157,087	9,064
	Total Industrial Metals				2,286,414	53,110
Agriculturals	Corn

	CBOT Corn Futures Contract	Long	March 2013	4	139,650	(8,247)

	CBOT Corn Futures Contract	Long	May 2013	11	385,138	(2,862)

	CBOT Corn Futures Contract	Long	July 2013	5	174,313	360
	Total Corn				699,101	(10,749)
	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	March 2013	5	209,700	(7,444)
	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	March 2013	5	149,100	(277)
	Soybeans

	CBOT Soybean Futures Contract	Long	March 2013	4	281,900	(12,252)

	CBOT Soybean Futures Contract	Long	May 2013	4	279,850	(1,482)
	Total Soybeans				561,750	(13,734)
	Wheat

	CBOT Wheat Futures Contract	Long	March 2013	2	77,800	(8,611)

	CBOT Wheat Futures Contract	Long	May 2013	3	118,163	357

	KCBT Wheat Futures Contract	Long	March 2013	3	124,650	(7,632)

	MGEX Red Spring Wheat Futures Contract	Long	March 2013	3	129,825	(5,919)
	Total Wheat				450,438	(21,805)
	Total Agriculturals				2,070,089	(54,009)
Precious Metals	Gold

	CEC Gold Futures Contract	Long	April 2013	7	1,174,600	6,520
	Palladium

	NYMEX Palladium Futures Contract	Long	March 2013	1	70,335	1,085
	Platinum

	NYMEX Platinum Futures Contract	Long	April 2013	1	77,120	(4,235)
	Silver

	CEC Silver Futures Contract	Long	March 2013	3	453,405	(13,694)
	Total Precious Metals				1,775,460	(10,324)

14	Nuveen Investments

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	March 2013	3	$67,080	$(2,790)
	Coffee

	ICE Coffee C Futures Contract	Long	March 2013	3	161,775	(10,561)

	LIFFE Coffee Robusta Futures Contract	Long	March 2013	4	76,960	762
	Total Coffee				238,735	(9,799)
	Cotton

	ICE Cotton Futures Contract	Long	March 2013	7	262,990	720
	Sugar

	ICE Sugar Futures Contract	Long	March 2013	7	152,958	(27,754)

	ICE Sugar Futures Contract	Long	May 2013	11	241,472	1,286
	Total Sugar				394,430	(26,468)
	Total Foods & Fibers				963,235	(38,337)
Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2013	1	77,138	(246)
	Lean Hogs

	CME Lean Hogs Futures Contract	Long	February 2013	2	68,580	(340)

	CME Lean Hogs Futures Contract	Long	April 2013	5	177,450	(5,491)
	Total Lean Hogs				246,030	(5,831)
	Live Cattle

	CME Live Cattle Futures Contract	Long	February 2013	2	105,840	2,275

	CME Live Cattle Futures Contract	Long	April 2013	7	381,850	(2,453)
	Total Live Cattle				487,690	(178)
	Total Livestock				810,858	(6,255)
	Total Futures Contracts outstanding				$12,088,313	$(47,171)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	15

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

December 31, 2012

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$5,722,556	$—	$5,722,556
Repurchase Agreements	—	5,496,655	—	5,496,655
Derivatives:
Futures Contracts*	(47,171)	—	—	(47,171)
Total	$(47,171)	$11,219,211	$—	$11,172,040
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s consolidated financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Consolidated Statement of Operations.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2012, the location of these instruments on the Consolidated Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Commodity	Futures Contracts	—	$—	Unrealized depreciation on futures contracts, net*	$139,270
Commodity	Futures Contracts	—	—	Unrealized depreciation on futures contracts, net*	(186,441)
Total			$—		$(47,171)
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Consolidated Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the

16	Nuveen Investments

Consolidated Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31,2012, the cost of investments (excluding investments in derivatives) was $11,218,111.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$1,100
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$1,100

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(3)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(4)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KCBT	Kansas City Board of Trade

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

Nuveen Investments	17

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund

December 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 95.2%

	U.S. Government and Agency Obligations – 84.2%

$1,500	Fannie Mae Notes	0.000%	6/03/13	AA+	$1,499,367

1,500	Federal Home Loan Mortgage Corporation Notes	0.000%	1/22/13	AA+	1,499,983

1,475	U.S. Treasury Bills	0.000%	5/02/13	Aaa	1,474,583

1,000	U.S. Treasury Bills	0.000%	9/19/13	Aaa	999,080
5,475	Total U.S. Government and Agency Obligations				5,473,013
	Repurchase Agreements – 11.0%

572	Repurchase Agreement with State Street Bank, dated 12/31/12, repurchase price $571,921, collateralized by $590,000 Federal Home Loan Mortgage Corporation Notes, 2.000%, due 1/30/23, value $586,302	0.010%	1/02/13	N/A	571,920

139	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/12, repurchase price $138,860, collateralized by $110,000 U.S. Treasury Bonds, 10.625%, due 8/15/15, value $143,825	0.010%	1/02/13	N/A	138,859
$711	Total Repurchase Agreements				710,779
	Total Short-Term Investments (cost $6,182,829)				6,183,792
	Total Investments (cost $6,182,829) – 95.2%				6,183,792
	Other Assets Less Liabilities – 4.8% (3)				314,214
	Net Assets – 100%				$6,498,006

Investments in Derivatives as of December 31, 2012

Futures Contracts outstanding:

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	April 2013	4	$436,240	$13,040
	Gas Oil

	ICE Gas Oil Futures Contract	Long	March 2013	1	92,425	(663)
	Gasoline

	NYMEX Gasoline RBOB Futures Contract	Long	March 2013	2	232,142	2,066
	Heating Oil

	NYMEX Heating Oil Futures Contract	Long	March 2013	2	253,411	749
	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	March 2013	(10)	(336,500)	10,405
	Total Energy				677,718	25,597
Industrial Metals	Aluminum

	LME Aluminum High Grade Futures Contract	Long	January 2013	11	562,787	4,212

	LME Aluminum High Grade Futures Contract	Short	January 2013	(11)	(562,787)	(11,513)

	LME Aluminum High Grade Futures Contract	Long	February 2013	10	515,250	16,125

	LME Aluminum High Grade Futures Contract	Short	February 2013	(10)	(515,250)	(9,969)

	LME Aluminum High Grade Futures Contract	Long	March 2013	5	258,969	(6,969)
	Total Aluminum				258,969	(8,114)

18	Nuveen Investments

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

	Copper

	LME Copper Futures Contract	Long	January 2013	8	$1,582,500	$(913)

	LME Copper Futures Contract	Short	January 2013	(8)	(1,582,500)	(44,650)

	LME Copper Futures Contract	Long	February 2013	8	1,584,750	28,600

	LME Copper Futures Contract	Short	February 2013	(8)	(1,584,750)	(30,375)

	LME Copper Futures Contract	Long	March 2013	6	1,189,538	3,275

	LME Copper Futures Contract	Short	March 2013	(4)	(793,025)	(15,225)

	CEC Copper High Grade Futures Contract	Long	March 2013	4	365,250	6,050
	Total Copper				761,763	(53,238)
	Lead

	LME Lead Futures Contract	Long	January 2013	3	173,662	13,900

	LME Lead Futures Contract	Short	January 2013	(3)	(173,662)	(19,263)

	LME Lead Futures Contract	Long	February 2013	1	58,000	3,825

	LME Lead Futures Contract	Short	February 2013	(1)	(58,000)	(1,625)

	LME Lead Futures Contract	Long	March 2013	1	58,175	1,675
	Total Lead				58,175	(1,488)
	Nickel

	LME Nickel Futures Contract	Long	January 2013	2	204,096	(4,758)

	LME Nickel Futures Contract	Short	January 2013	(2)	(204,096)	(5,040)

	LME Nickel Futures Contract	Long	February 2013	2	204,420	4,521

	LME Nickel Futures Contract	Short	February 2013	(2)	(204,420)	(2,979)

	LME Nickel Futures Contract	Long	March 2013	1	102,342	(2,745)
	Total Nickel				102,342	(11,001)
	Zinc

	LME Zinc Futures Contract	Long	January 2013	4	205,450	5,063

	LME Zinc Futures Contract	Short	January 2013	(4)	(205,450)	(11,850)

	LME Zinc Futures Contract	Long	February 2013	12	620,400	36,175

	LME Zinc Futures Contract	Short	February 2013	(12)	(620,400)	(40,450)

	LME Zinc Futures Contract	Long	March 2013	2	103,950	1,563
	Total Zinc				103,950	(9,499)
	Total Industrial Metals				1,285,199	(83,340)
Agriculturals	Corn

	CBOT Corn Futures Contract	Short	March 2013	(11)	(384,038)	24,200
	Soybean Meal

	CBOT Soybean Meal Futures Contract	Short	March 2013	(2)	(83,880)	4,590
	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	March 2013	(3)	(89,460)	(144)
	Soybeans

	CBOT Soybean Futures Contract	Short	March 2013	(5)	(352,375)	20,625
	Wheat

	CBOT Wheat Futures Contract	Short	March 2013	(3)	(116,700)	12,425

	KCBT Wheat Futures Contract	Short	March 2013	(2)	(83,100)	6,150

	MGEX Red Spring Wheat Futures Contract	Short	March 2013	(2)	(86,550)	6,463
	Total Wheat				(286,350)	25,038
	Total Agriculturals				(1,196,103)	74,309

Nuveen Investments	19

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

December 31, 2012

Commodity Group	Commodity Contract	Contract Position (4)	Contract Expiration	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)

Precious Metals	Gold

	CEC Gold Futures Contract	Short	April 2013	(4)	$(671,200)	$3,223
	Platinum

	NYMEX Platinum Futures Contract	Short	April 2013	(1)	(77,120)	(264)
	Silver

	CEC Silver Futures Contract	Short	March 2013	(1)	(151,135)	265
	Total Precious Metals				(899,455)	3,224
Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Short	March 2013	(2)	(44,720)	3,599
	Coffee

	ICE Coffee C Futures Contract	Short	March 2013	(2)	(107,850)	25,688
	LIFFE Coffee Robusta Futures Contract	Short	March 2013	(2)	(38,480)	340
	Total Coffee				(146,330)	26,028
	Cotton

	ICE Cotton Futures Contract	Long	March 2013	4	150,280	3,086
	Sugar

	ICE Sugar Futures Contract	Short	March 2013	(10)	(218,512)	15,904
	Total Foods & Fibers				(259,282)	48,617
Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	March 2013	1	77,138	1,022
	Lean Hogs

	CME Lean Hogs Futures Contract	Long	April 2013	4	141,960	443
	Live Cattle

	CME Live Cattle Futures Contract	Long	April 2013	5	272,750	3,605
	Total Livestock				491,848	5,070
	Total Futures Contracts outstanding				$99,925	$73,477

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

20	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$5,473,013	$—	$5,473,013
Repurchase Agreements	—	710,779	—	710,779
Derivatives:
Futures Contracts*	73,477	—	—	73,477
Total	$73,477	$6,183,792	$—	$6,257,269
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s consolidated financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Consolidated Statement of Operations.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2012, the location of these instruments on the Consolidated Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Commodity	Futures Contracts	Unrealized appreciation on futures contracts, net*	$282,872	—	$—
Commodity	Futures Contracts	Unrealized appreciation on futures contracts, net*	(209,395)	—	—
Total			$73,477		$—
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Consolidated Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the

Nuveen Investments	21

Consolidated Portfolio of Investments (Unaudited)

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

December 31, 2012

Consolidated Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31,2012, the cost of investments (excluding investments in derivatives) was $6,182,829.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2012, were as follows:

Gross unrealized:
Appreciation	$963
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$963

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(3)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at the end of the reporting period.

(4)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

ICE	Intercontinental Exchange

KCBT	Kansas City Board of Trade

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

22	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2013